Annual Fund Operating Expenses - PGIM Total Return Bond ETF - No Share Class	Dec. 02, 2021
Operating Expenses:
Management fee	0.49%
Distribution and service (12b-1) fees	none
Other expenses	none
Total annual Fund operating expenses	0.49%